Financial Instruments And Risk Managment (Timing Of Cash Outflows To Financial Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Accounts Payable and Accrued Liabilities [Member]
Cash Outflows, Liabilities [Line Items]
Less Than 1 Year	$ 1,895
Other Commitment, Total	1,895
Risk Management Liabilities [Member]
Cash Outflows, Liabilities [Line Items]
Less Than 1 Year	25
1 - 3 Years	5
Other Commitment, Total	30
Long Term Debt including interest [Member]
Cash Outflows, Liabilities [Line Items]
Less Than 1 Year	1,408	[1]
1 - 3 Years	758	[1]
4 - 5 Years	2,102	[1]
6 - 9 Years	2,150	[1]
Other Commitments Due After Nine Years	6,633	[1]
Other Commitment, Total	$ 13,051	[1]

[1]	Less Than 1 Year1 - 3 Years4 - 5 Years6 - 9 YearsThereafterTotalAccounts Payable and Accrued Liabilities$ 1,895 $ -$ -$ -$ -$ 1,895 Risk Management Liabilities 25 5 - - - 30 Long-Term Debt (1) 1,408 758 2,102 2,150 6,633 13,051 (1) Principal and interest.